RELATED PARTY TRANSACTIONS (Details) - Conduit Shareholders [Member] - Client Connect [Member] $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Services provided by related party to Client Connect, Ltd.	$ 1,645
Revenue from transactions with related party to Client Connect, Ltd.	$ 142